Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Health Care Trend Rates

	December 31,
Health Care Trend Rates	2017	2016
Initial	6.50%	7.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2024

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$2.5	$0.1	$0.5	$0.2	$0.2	$0.1	$0.1
1% Decrease	(2.0)	(0.1)	(0.4)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$45.4	$2.6	$10.8	$3.7	$3.5	$1.7	$1.9
1% Decrease	(39.6)	(2.4)	(9.1)	(3.4)	(3.2)	(1.5)	(1.8)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

AEP	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,085.8	$4,992.9	$1,447.4	$1,450.6
Service Cost	96.5	85.8	11.2	10.2
Interest Cost	203.1	211.6	59.3	60.9
Actuarial (Gain) Loss	182.4	142.7	(97.5)	17.3
Benefit Payments	(352.0)	(347.2)	(128.6)	(130.2)
Participant Contributions	—	—	39.5	37.8
Medicare Subsidy	—	—	0.7	0.8
Benefit Obligation as of December 31,	$5,215.8	$5,085.8	$1,332.0	$1,447.4

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,827.3	$4,767.6	$1,545.9	$1,577.4
Actual Gain on Plan Assets	600.0	315.5	271.6	56.0
Company Contributions	98.8	91.4	4.1	4.9
Participant Contributions	—	—	39.5	37.8
Benefit Payments	(352.0)	(347.2)	(128.6)	(130.2)
Fair Value of Plan Assets as of December 31,	$5,174.1	$4,827.3	$1,732.5	$1,545.9

Funded (Underfunded) Status as of December 31,	$(41.7)	$(258.5)	$400.5	$98.5

AEP Texas	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$421.7	$420.3	$120.4	$122.0
Transfer of CSW Energy, Inc. Benefit Obligation	—	(2.8)	—	(0.4)
Service Cost	8.6	7.5	0.9	0.7
Interest Cost	17.1	17.8	4.9	5.1
Actuarial (Gain) Loss	25.6	11.1	(11.9)	0.8
Benefit Payments	(31.7)	(32.2)	(10.8)	(11.4)
Participant Contributions	—	—	3.6	3.5
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$441.3	$421.7	$107.1	$120.4

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$416.6	$415.4	$134.1	$138.6
Transfer of CSW Energy, Inc. Plan Assets	—	(2.5)	—	(0.4)
Actual Gain on Plan Assets	61.8	27.4	20.4	3.8
Company Contributions	9.2	8.5	—	—
Participant Contributions	—	—	3.6	3.5
Benefit Payments	(31.7)	(32.2)	(10.8)	(11.4)
Fair Value of Plan Assets as of December 31,	$455.9	$416.6	$147.3	$134.1

Funded (Underfunded) Status as of December 31,	$14.6	$(5.1)	$40.2	$13.7

APCo	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$654.0	$653.4	$255.6	$262.2
Service Cost	9.4	8.1	1.1	1.0
Interest Cost	25.7	27.2	10.6	10.8
Actuarial (Gain) Loss	15.7	9.2	(13.4)	(0.2)
Benefit Payments	(39.8)	(43.9)	(24.3)	(24.8)
Participant Contributions	—	—	6.7	6.4
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$665.0	$654.0	$236.5	$255.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$606.4	$603.2	$246.9	$256.7
Actual Gain on Plan Assets	74.9	38.3	41.6	5.9
Company Contributions	10.2	8.8	2.5	2.7
Participant Contributions	—	—	6.7	6.4
Benefit Payments	(39.8)	(43.9)	(24.3)	(24.8)
Fair Value of Plan Assets as of December 31,	$651.7	$606.4	$273.4	$246.9

Funded (Underfunded) Status as of December 31,	$(13.3)	$(47.6)	$36.9	$(8.7)

I&M	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$611.6	$591.5	$167.6	$166.3
Service Cost	14.0	12.2	1.6	1.5
Interest Cost	24.3	25.3	6.9	7.0
Actuarial (Gain) Loss	10.8	20.1	(12.0)	3.8
Benefit Payments	(36.4)	(37.5)	(15.6)	(15.7)
Participant Contributions	—	—	4.9	4.6
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$624.3	$611.6	$153.5	$167.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$586.1	$570.0	$186.6	$189.0
Actual Gain on Plan Assets	74.0	40.6	35.2	8.7
Company Contributions	13.0	13.0	—	—
Participant Contributions	—	—	4.9	4.6
Benefit Payments	(36.4)	(37.5)	(15.6)	(15.7)
Fair Value of Plan Assets as of December 31,	$636.7	$586.1	$211.1	$186.6

Funded (Underfunded) Status as of December 31,	$12.4	$(25.5)	$57.6	$19.0

OPCo	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$492.9	$497.5	$164.0	$168.6
Service Cost	7.5	6.5	0.9	0.8
Interest Cost	19.4	20.6	6.7	7.0
Actuarial (Gain) Loss	13.1	4.7	(16.6)	(1.0)
Benefit Payments	(31.8)	(36.4)	(15.5)	(16.2)
Participant Contributions	—	—	4.7	4.7
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$501.1	$492.9	$144.3	$164.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$473.8	$472.1	$182.6	$191.6
Actual Gain on Plan Assets	58.9	30.9	26.7	2.5
Company Contributions	8.2	7.2	—	—
Participant Contributions	—	—	4.7	4.7
Benefit Payments	(31.8)	(36.4)	(15.5)	(16.2)
Fair Value of Plan Assets as of December 31,	$509.1	$473.8	$198.5	$182.6

Funded (Underfunded) Status as of December 31,	$8.0	$(19.1)	$54.2	$18.6

PSO	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$266.7	$265.4	$77.6	$77.7
Service Cost	6.4	6.2	0.7	0.6
Interest Cost	10.7	11.2	3.2	3.3
Actuarial (Gain) Loss	10.1	3.1	(7.5)	1.0
Benefit Payments	(17.3)	(19.2)	(6.9)	(7.2)
Participant Contributions	—	—	2.3	2.2
Benefit Obligation as of December 31,	$276.6	$266.7	$69.4	$77.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$266.0	$262.1	$86.4	$88.3
Actual Gain on Plan Assets	33.6	17.3	13.7	3.1
Company Contributions	5.5	5.8	—	—
Participant Contributions	—	—	2.3	2.2
Benefit Payments	(17.3)	(19.2)	(6.9)	(7.2)
Fair Value of Plan Assets as of December 31,	$287.8	$266.0	$95.5	$86.4

Funded (Underfunded) Status as of December 31,	$11.2	$(0.7)	$26.1	$8.8

SWEPCo	Pension Plans		OPEB
	2017	2016	2017	2016
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$296.6	$282.8	$86.9	$86.1
Service Cost	8.7	8.1	0.9	0.8
Interest Cost	12.3	12.4	3.6	3.6
Actuarial (Gain) Loss	16.3	13.8	(6.2)	1.5
Benefit Payments	(19.3)	(20.5)	(7.4)	(7.5)
Participant Contributions	—	—	2.5	2.4
Benefit Obligation as of December 31,	$314.6	$296.6	$80.3	$86.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$287.3	$280.6	$96.8	$97.8
Actual Gain on Plan Assets	34.6	18.8	18.5	4.1
Company Contributions	9.1	8.4	—	—
Participant Contributions	—	—	2.5	2.4
Benefit Payments	(19.3)	(20.5)	(7.4)	(7.5)
Fair Value of Plan Assets as of December 31,	$311.7	$287.3	$110.4	$96.8

Funded (Underfunded) Status as of December 31,	$(2.9)	$(9.3)	$30.1	$9.9

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		OPEB
	December 31,
AEP	2017	2016	2017	2016
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$36.3	$—	$463.0	$154.5
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.2)	(5.9)	(3.2)	(3.0)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(71.8)	(252.6)	(59.3)	(53.0)
Funded (Underfunded) Status	$(41.7)	$(258.5)	$400.5	$98.5

	Pension Plans		OPEB
	December 31,
AEP Texas	2017	2016	2017	2016
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$18.6	$—	$40.2	$13.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.4)	(0.4)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(3.6)	(4.7)	—	—
Funded (Underfunded) Status	$14.6	$(5.1)	$40.2	$13.7

	Pension Plans		OPEB
	December 31,
APCo	2017	2016	2017	2016
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$74.6	$25.2
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.5)	(2.4)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(13.3)	(47.6)	(35.2)	(31.5)
Funded (Underfunded) Status	$(13.3)	$(47.6)	$36.9	$(8.7)

	Pension Plans		OPEB
	December 31,
I&M	2017	2016	2017	2016
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$13.4	$—	$57.6	$19.0
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.0)	(25.5)	—	—
Funded (Underfunded) Status	$12.4	$(25.5)	$57.6	$19.0

	Pension Plans		OPEB
	December 31,
OPCo	2017	2016	2017	2016
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$8.4	$—	$54.2	$18.6
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(0.4)	(19.1)	—	—
Funded (Underfunded) Status	$8.0	$(19.1)	$54.2	$18.6

	Pension Plans		OPEB
	December 31,
PSO	2017	2016	2017	2016
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$13.9	$1.6	$26.1	$8.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(2.5)	(2.1)	—	—
Funded (Underfunded) Status	$11.2	$(0.7)	$26.1	$8.8

	Pension Plans		OPEB
	December 31,
SWEPCo	2017	2016	2017	2016
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.1	$9.9
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.7)	(9.2)	—	—
Funded (Underfunded) Status	$(2.9)	$(9.3)	$30.1	$9.9

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$1,354.2	$1,569.8	$309.9	$614.4
Prior Service Cost (Credit)	—	1.0	(416.3)	(485.4)

Recorded as
Regulatory Assets	$1,271.3	$1,415.6	$(82.4)	$90.4
Deferred Income Taxes	17.4	54.4	(5.0)	13.5
Net of Tax AOCI	53.9	100.8	(15.6)	25.1
Income Tax Expense (a)	11.6	—	(3.4)	—

AEP Texas	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$175.2	$193.3	$23.9	$50.7
Prior Service Credit	—	—	(35.4)	(41.2)

Recorded as
Regulatory Assets	$161.4	$178.5	$(10.2)	$9.7
Deferred Income Taxes	2.9	5.2	(0.3)	(0.1)
Net of Tax AOCI	8.9	9.6	(0.8)	(0.1)
Income Tax Expense (a)	2.0	—	(0.2)	—

APCo	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$182.5	$216.2	$48.0	$92.9
Prior Service Cost (Credit)	—	0.2	(60.4)	(70.5)

Recorded as
Regulatory Assets	$179.9	$213.7	$(11.1)	$7.7
Deferred Income Taxes	0.5	1.0	(0.3)	5.1
Net of Tax AOCI	1.7	1.7	(0.8)	9.6
Income Tax Expense (a)	0.4	—	(0.2)	—

I&M	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$94.9	$133.2	$42.0	$81.3
Prior Service Cost (Credit)	—	0.2	(56.9)	(66.3)

Recorded as
Regulatory Assets	$91.8	$128.2	$(14.0)	$13.7
Deferred Income Taxes	0.7	1.8	(0.2)	0.5
Net of Tax AOCI	2.0	3.4	(0.6)	0.8
Income Tax Expense (a)	0.4	—	(0.1)	—

OPCo	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$189.6	$215.4	$22.6	$58.2
Prior Service Cost (Credit)	—	0.1	(41.6)	(48.5)

Recorded as
Regulatory Assets	$189.6	$215.5	$(19.0)	$9.7

PSO	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$78.8	$91.0	$19.8	$37.3
Prior Service Credit	—	—	(25.9)	(30.2)

Recorded as
Regulatory Assets	$78.8	$91.0	$(6.1)	$7.1

SWEPCo	Pension Plans		OPEB
	December 31,
	2017	2016	2017	2016
Components	(in millions)
Net Actuarial Loss	$97.4	$103.8	$24.7	$45.4
Prior Service Cost (Credit)	—	0.1	(31.4)	(36.6)

Recorded as
Regulatory Assets	$97.4	$103.9	$(3.7)	$5.7
Deferred Income Taxes	—	—	(0.6)	1.1
Net of Tax AOCI	—	—	(2.0)	2.0
Income Tax Expense (a)	—	—	(0.4)	—

(a)
Amounts relate to the re-measurement of Deferred Income Taxes as a result of Tax Reform. In accordance with the accounting guidance for “Income Taxes”, re-measurement of Deferred Income Taxes related to AOCI must flow through the statement of income.

Components of Change in Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(132.8)	$107.5	$(267.8)	$68.4
Amortization of Actuarial Loss	(82.8)	(83.8)	(36.7)	(31.4)
Amortization of Prior Service Credit (Cost)	(1.0)	(2.3)	69.1	69.0
Change for the Year Ended December 31,	$(216.6)	$21.4	$(235.4)	$106.0

AEP Texas	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(11.1)	$7.1	$(23.6)	$6.4
Amortization of Actuarial Loss	(7.0)	(7.1)	(3.2)	(2.8)
Amortization of Prior Service Credit (Cost)	—	(0.4)	5.8	6.0
Change for the Year Ended December 31,	$(18.1)	$(0.4)	$(21.0)	$9.6

APCo	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(23.3)	$6.2	$(38.6)	$11.4
Amortization of Actuarial Loss	(10.4)	(10.8)	(6.3)	(5.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.1)	10.1	10.1
Change for the Year Ended December 31,	$(33.9)	$(4.7)	$(34.8)	$16.1

I&M	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(28.6)	$13.2	$(34.9)	$7.9
Amortization of Actuarial Loss	(9.7)	(10.0)	(4.4)	(3.7)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.1)	9.4	9.4
Change for the Year Ended December 31,	$(38.5)	$3.1	$(29.9)	$13.6

OPCo	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(18.0)	$1.5	$(31.3)	$9.4
Amortization of Actuarial Loss	(7.8)	(8.1)	(4.3)	(3.8)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.1)	6.9	6.9
Change for the Year Ended December 31,	$(25.9)	$(6.7)	$(28.7)	$12.5

PSO	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(7.9)	$1.3	$(15.5)	$3.9
Amortization of Actuarial Loss	(4.3)	(4.4)	(2.0)	(1.8)
Amortization of Prior Service Credit (Cost)	—	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(12.2)	$(3.4)	$(13.2)	$6.4

SWEPCo	Pension Plans		OPEB
	2017	2016	2017	2016
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.5)	$11.5	$(18.4)	$4.0
Amortization of Actuarial Loss	(4.9)	(4.8)	(2.3)	(1.9)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.3)	5.2	5.0
Change for the Year Ended December 31,	$(6.5)	$6.4	$(15.5)	$7.1

Allocated Assets of Investments

	Pension Plan		OPEB
	December 31,
Company	2017	2016	2017	2016
AEP Texas	8.8%	8.6%	8.5%	8.7%
APCo	12.6%	12.6%	15.8%	16.0%
I&M	12.3%	12.1%	12.2%	12.1%
OPCo	9.8%	9.8%	11.5%	11.8%
PSO	5.6%	5.5%	5.5%	5.6%
SWEPCo	6.0%	6.0%	6.4%	6.3%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,951.3	$421.4	$648.0	$592.4	$483.4	$256.9	$289.4
Nonqualified Pension Plans	73.9	3.8	0.2	0.4	0.1	2.7	2.2
Total as of December 31, 2017	$5,025.2	$425.2	$648.2	$592.8	$483.5	$259.6	$291.6

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$404.7	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	3.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$408.5	$641.3	$588.8	$478.0	$254.2	$281.5

Underfunded Accumulated Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$78.0	$4.0	$0.4	$1.0	$0.4	$2.7	$2.2

Accumulated Benefit Obligation	$73.9	$3.8	$0.2	$0.4	$0.1	$2.7	$2.2
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2017	$(73.9)	$(3.8)	$(0.2)	$(0.4)	$(0.1)	$(2.7)	$(2.2)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$3.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$3.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	—	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(3.8)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	OPEB
	(in millions)
AEP	$100.7	$4.2
AEP Texas	3.6	—
APCo	9.6	2.5
I&M	1.6	—
OPCo	1.2	—
PSO	0.2	—
SWEPCo	2.8	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$333.2	$31.0	$42.9	$35.1	$35.1	$18.6	$20.8
2019	340.1	31.0	43.9	37.2	35.0	19.5	21.6
2020	345.0	33.7	43.5	37.6	35.1	19.8	21.8
2021	356.2	34.7	44.4	38.7	34.3	21.7	23.2
2022	356.8	33.5	44.6	40.4	35.0	21.1	23.3
Years 2023 to 2027, in Total	1,795.4	165.6	221.3	210.8	165.6	104.3	121.5

OPEB Benefit Payments	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$122.8	$10.2	$23.3	$14.9	$14.6	$6.5	$7.1
2019	123.1	10.4	22.8	14.9	14.7	6.6	7.1
2020	124.0	10.5	22.8	15.0	14.6	6.8	7.4
2021	124.6	10.7	22.6	15.2	14.5	6.8	7.6
2022	124.6	10.8	22.3	15.2	14.5	6.8	7.7
Years 2023 to 2027, in Total	616.4	53.7	106.2	74.8	69.6	34.7	40.4

OPEB Medicare Subsidy Receipts	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$0.3	$—	$0.2	$—	$—	$—	$—
2019	0.3	—	0.2	—	—	—	—
2020	0.3	—	0.2	—	—	—	—
2021	0.3	—	0.2	—	—	—	—
2022	0.3	—	0.2	—	—	—	—
Years 2023 to 2027, in Total	1.7	—	0.9	—	—	—	—

Components of Net Periodic Benefit Cost

AEP	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$96.5	$85.8	$93.5	$11.2	$10.2	$12.2
Interest Cost	203.1	211.6	205.3	59.3	60.9	56.8
Expected Return on Plan Assets	(284.8)	(280.3)	(274.8)	(101.3)	(107.0)	(111.0)
Amortization of Prior Service Cost (Credit)	1.0	2.3	2.2	(69.1)	(69.0)	(69.1)
Amortization of Net Actuarial Loss	82.8	83.8	107.1	36.7	31.4	18.8
Net Periodic Benefit Cost (Credit)	98.6	103.2	133.3	(63.2)	(73.5)	(92.3)
Capitalized Portion	(39.9)	(37.8)	(48.4)	25.6	26.9	33.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$58.7	$65.4	$84.9	$(37.6)	$(46.6)	$(58.8)

AEP Texas	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$8.6	$7.5	$7.6	$0.9	$0.7	$0.8
Interest Cost	17.1	17.8	17.2	4.9	5.1	4.8
Expected Return on Plan Assets	(25.0)	(24.5)	(24.1)	(8.8)	(9.3)	(9.9)
Amortization of Prior Service Cost (Credit)	—	0.4	0.3	(5.8)	(6.0)	(5.9)
Amortization of Net Actuarial Loss	7.0	7.1	9.0	3.2	2.8	1.5
Net Periodic Benefit Cost (Credit)	7.7	8.3	10.0	(5.6)	(6.7)	(8.7)
Capitalized Portion	(4.0)	(3.6)	(4.7)	2.9	3.4	4.1
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.7	$4.7	$5.3	$(2.7)	$(3.3)	$(4.6)

APCo	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$9.4	$8.1	$8.7	$1.1	$1.0	$1.1
Interest Cost	25.7	27.2	26.7	10.6	10.8	10.3
Expected Return on Plan Assets	(35.8)	(35.3)	(35.0)	(16.5)	(17.3)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.1	0.2	(10.1)	(10.1)	(10.0)
Amortization of Net Actuarial Loss	10.4	10.8	13.9	6.3	5.4	3.6
Net Periodic Benefit Cost (Credit)	9.9	10.9	14.5	(8.6)	(10.2)	(13.1)
Capitalized Portion	(4.0)	(4.1)	(5.5)	3.5	3.9	5.0
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.9	$6.8	$9.0	$(5.1)	$(6.3)	$(8.1)

I&M	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$14.0	$12.2	$12.9	$1.6	$1.5	$1.6
Interest Cost	24.3	25.3	24.5	6.9	7.0	6.4
Expected Return on Plan Assets	(34.6)	(33.6)	(32.6)	(12.2)	(12.9)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.1	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	9.7	10.0	12.6	4.4	3.7	2.0
Net Periodic Benefit Cost (Credit)	13.6	14.0	17.6	(8.7)	(10.1)	(12.6)
Capitalized Portion	(5.5)	(3.3)	(4.0)	3.5	2.4	2.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	$8.1	$10.7	$13.6	$(5.2)	$(7.7)	$(9.7)

OPCo	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$7.5	$6.5	$6.7	$0.9	$0.8	$0.9
Interest Cost	19.4	20.6	20.3	6.7	7.0	6.4
Expected Return on Plan Assets	(27.9)	(27.6)	(27.5)	(11.9)	(13.0)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.1	0.2	(6.9)	(6.9)	(7.0)
Amortization of Net Actuarial Loss	7.8	8.1	10.5	4.3	3.8	2.1
Net Periodic Benefit Cost (Credit)	6.9	7.7	10.2	(6.9)	(8.3)	(11.0)
Capitalized Portion	(3.3)	(3.4)	(4.8)	3.3	3.7	5.2
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.6	$4.3	$5.4	$(3.6)	$(4.6)	$(5.8)

PSO	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$6.4	$6.2	$6.4	$0.7	$0.6	$0.7
Interest Cost	10.7	11.2	10.9	3.2	3.3	3.0
Expected Return on Plan Assets	(15.6)	(15.5)	(15.1)	(5.6)	(6.1)	(6.3)
Amortization of Prior Service Cost (Credit)	—	0.3	0.2	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.3	4.4	5.7	2.0	1.8	1.0
Net Periodic Benefit Cost (Credit)	5.8	6.6	8.1	(4.0)	(4.7)	(5.9)
Capitalized Portion	(2.1)	(2.4)	(2.8)	1.4	1.7	2.0
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.7	$4.2	$5.3	$(2.6)	$(3.0)	$(3.9)

SWEPCo	Pension Plans			OPEB
	Years Ended December 31,
	2017	2016	2015	2017	2016	2015
	(in millions)
Service Cost	$8.7	$8.1	$8.3	$0.9	$0.8	$0.8
Interest Cost	12.3	12.4	11.8	3.6	3.6	3.4
Expected Return on Plan Assets	(17.0)	(16.4)	(16.0)	(6.3)	(6.8)	(6.9)
Amortization of Prior Service Cost (Credit)	0.1	0.3	0.3	(5.2)	(5.0)	(5.2)
Amortization of Net Actuarial Loss	4.9	4.8	6.0	2.3	1.9	1.1
Net Periodic Benefit Cost (Credit)	9.0	9.2	10.4	(4.7)	(5.5)	(6.8)
Capitalized Portion	(2.7)	(2.7)	(3.2)	1.4	1.6	2.1
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.3	$6.5	$7.2	$(3.3)	$(3.9)	$(4.7)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$85.5	$7.2	$10.8	$10.1	$8.1	$4.5	$5.1
Total Estimated 2018 Amortization	$85.5	$7.2	$10.8	$10.1	$8.1	$4.5	$5.1

Pension Plans – Expected to be Recorded as
Regulatory Asset	$75.9	$6.8	$10.8	$9.5	$8.1	$4.5	$5.1
Deferred Income Taxes	2.0	0.1	—	0.1	—	—	—
Net of Tax AOCI	7.6	0.3	—	0.5	—	—	—
Total	$85.5	$7.2	$10.8	$10.1	$8.1	$4.5	$5.1

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
OPEB – Components	(in millions)
Net Actuarial Loss	$9.8	$0.7	$1.9	$1.0	$1.0	$0.5	$0.6
Prior Service Credit	(69.1)	(5.8)	(10.1)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2018 Amortization	$(59.3)	$(5.1)	$(8.2)	$(8.4)	$(5.9)	$(3.8)	$(4.6)

OPEB – Expected to be Recorded as
Regulatory Asset	$(42.9)	$(5.1)	$(4.2)	$(7.6)	$(5.9)	$(3.8)	$(2.8)
Deferred Income Taxes	(3.5)	—	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(12.9)	—	(3.2)	(0.6)	—	—	(1.4)
Total	$(59.3)	$(5.1)	$(8.2)	$(8.4)	$(5.9)	$(3.8)	$(4.6)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$74.6	$72.9	$73.6
AEP Texas	6.0	5.2	5.0
APCo	7.4	7.3	7.2
I&M	10.7	10.9	10.6
OPCo	6.1	5.6	5.4
PSO	5.0	4.3	4.2
SWEPCo	6.0	5.7	5.7

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		OPEB
	December 31,
Assumption	2017	2016	2017	2016
Discount Rate	3.65%	4.05%	3.60%	4.10%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2017	2016
AEP	4.80%	4.75%
AEP Texas	4.90%	4.85%
APCo	4.60%	4.55%
I&M	4.85%	4.80%
OPCo	4.95%	4.85%
PSO	4.90%	4.90%
SWEPCo	4.80%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			OPEB
	Year Ended December 31,
Assumptions	2017	2016	2015	2017	2016	2015
Discount Rate	4.05%	4.30%	4.00%	4.10%	4.30%	4.00%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	6.75%	7.00%	6.75%

	Pension Plans
	Year Ended December 31,
Assumption – Rate of Compensation Increase (a)	2017	2016	2015
AEP	4.80%	4.75%	4.80%
AEP Texas	4.90%	4.85%	4.50%
APCo	4.60%	4.55%	4.45%
I&M	4.85%	4.80%	4.80%
OPCo	4.95%	4.85%	4.80%
PSO	4.90%	4.90%	4.80%
SWEPCo	4.80%	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$318.6	$—	$—	$—	$318.6	6.2%
International	507.7	—	—	—	507.7	9.8%
Options	—	26.9	—	—	26.9	0.5%
Common Collective Trusts (c)	—	—	—	452.9	452.9	8.7%
Subtotal – Equities	826.3	26.9	—	452.9	1,306.1	25.2%

Fixed Income:
United States Government and Agency Securities	—	1,376.5	—	—	1,376.5	26.6%
Corporate Debt	—	1,277.0	—	—	1,277.0	24.7%
Foreign Debt	—	296.9	—	—	296.9	5.7%
State and Local Government	—	31.7	—	—	31.7	0.6%
Other – Asset Backed	—	10.2	—	—	10.2	0.2%
Subtotal – Fixed Income	—	2,992.3	—	—	2,992.3	57.8%

Infrastructure (c)	—	—	—	59.5	59.5	1.2%
Real Estate (c)	—	—	—	290.3	290.3	5.6%
Alternative Investments (c)	—	—	—	446.0	446.0	8.6%
Securities Lending	—	501.8	—	—	501.8	9.7%
Securities Lending Collateral (a)	—	—	—	(503.5)	(503.5)	(9.7)%
Cash and Cash Equivalents (c)	0.4	35.6	—	21.2	57.2	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	24.4	24.4	0.5%

Total	$826.7	$3,556.6	$—	$790.8	$5,174.1	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$357.8	$—	$—	$—	$357.8	7.4%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Pension Plan Assets Level 3 Reconciliation

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

	Infrastructure	Real Estate	Alternative Investments	Total Level 3
(in millions)
Balance as of January 1, 2017	$57.6	$254.9	$411.1	$723.6
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	—	—	—
Relating to Assets Sold During the Period	—	—	—	—
Purchases and Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3 (a)	(57.6)	(254.9)	(411.1)	(723.6)
Balance as of December 31, 2017	$—	$—	$—	$—

(a)
The classification of Level 3 assets from the prior year was corrected in the current year presentation and included within the fair value hierarchy table as of December 31, 2017 as “Other” investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). Management concluded that these disclosure errors were immaterial individually and in the aggregate to all prior periods presented.

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$307.1	$—	$—	$—	$307.1	17.7%
International	306.9	—	—	—	306.9	17.7%
Options	—	9.4	—	—	9.4	0.5%
Common Collective Trusts (b)	—	—	—	153.6	153.6	8.9%
Subtotal – Equities	614.0	9.4	—	153.6	777.0	44.8%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	185.0	185.0	10.7%
United States Government and Agency Securities	—	187.4	—	—	187.4	10.8%
Corporate Debt	—	214.1	—	—	214.1	12.4%
Foreign Debt	—	40.7	—	—	40.7	2.4%
State and Local Government	49.7	16.8	—	—	66.5	3.8%
Other – Asset Backed	—	0.2	—	—	0.2	—%
Subtotal – Fixed Income	49.7	459.2	—	185.0	693.9	40.1%

Trust Owned Life Insurance:
International Equities	—	105.4	—	—	105.4	6.1%
United States Bonds	—	118.2	—	—	118.2	6.8%
Subtotal – Trust Owned Life Insurance	—	223.6	—	—	223.6	12.9%

Cash and Cash Equivalents (b)	36.7	—	—	4.2	40.9	2.4%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.9)	(2.9)	(0.2)%

Total	$700.4	$692.2	$—	$339.9	$1,732.5	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)	Amounts in “Other” column represent investments for which fair value is measured using net asset value per share.